EBPs Funded Status (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan
Percentage of eligible compensation the employer will match of employee contributions		6.00%
Employer's contributions charged to expense under defined contribution plan		$ 45	$ 42	$ 36
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year		1,183	1,237
Service cost		30	31	45
Interest cost		28	36	50
Plan participants’ contributions		0	0
Benefits paid		(83)	(41)
Net actuarial loss (gain) (1)	[1]	(21)	47
Settlements		(4)	(127)
Net increase (decrease) in benefit obligation		(50)	(54)
Benefit obligation at end of year		1,133	1,183	1,237
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year		220	215
Service cost		1	1	1
Interest cost		5	7	8
Plan participants’ contributions		2	2
Benefits paid		(14)	(14)
Net actuarial loss (gain) (1)	[1]	(14)	9
Settlements		0	0
Net increase (decrease) in benefit obligation		(20)	5
Benefit obligation at end of year		$ 200	$ 220	$ 215

[1]	Amounts are due primarily to the following factors:
2021: pension benefits - discount rate assumptions, partially offset by experience-related items; other postretirement benefits - discount rate assumption and experience-related items.
2020: pension benefits - discount rate assumptions, partially offset by cash balance interest crediting rate assumptions; other postretirement benefits - discount rate assumptions, partially offset by other experience-related items.